Summary Prospectus Supplement dated April 2, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Premium Income Fund
The following information replaces in its entirety the twelfth paragraph under the heading “Principal Investment Strategies of the Fund” in the prospectus:
     “Preferred Equity Segment. The preferred equity segment of the Fund’s portfolio invests primarily in fixed rate U.S. dollar-denominated preferred securities, which generally are securities in The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (the Index), with a view of maintaining a securities exposure that reflects the number and weights of the underlying securities included in the Index. The Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares. Most of the preferred securities included in the Index are traded on national securities exchanges; however, a small percentage are traded in the over-the-counter (OTC) market. Securities qualifying for the Index must be rated at least B3 (based on an average of Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings). The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.”

Summary Prospectus Supplement dated April 2, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Premium Income Fund
The following information replaces in its entirety the twelfth paragraph under the heading “Principal Investment Strategies of the Fund” in the prospectus:
     “Preferred Equity Segment. The preferred equity segment of the Fund’s portfolio invests primarily in fixed rate U.S. dollar-denominated preferred securities, which generally are securities in The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (the Index), with a view of maintaining a securities exposure that reflects the number and weights of the underlying securities included in the Index. The Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares. Most of the preferred securities included in the Index are traded on national securities exchanges; however, a small percentage are traded in the over-the-counter (OTC) market. Securities qualifying for the Index must be rated at least B3 (based on an average of Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings). The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.”